Note 4 - Acquisitions (Details) - Purchase Price Allocation (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2008	Dec. 31, 2011	Jun. 30, 2013	Dec. 31, 2012
Assets acquired:
Net tangible assets		$ 125,000
Goodwill		510,000	510,000	510,000
		2,257,000
Liabilities assumed:
Current liabilities		(604,000)
Total estimated purchase price	45,000,000	1,653,000
Customer Contracts and Relationships [Member]
Assets acquired:
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets		230,000
Patents [Member]
Assets acquired:
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets		1,223,000
Noncompete Agreements [Member]
Assets acquired:
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets		$ 169,000